Equity Investees (Schedule of Operations for Equity Investees) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INCOME STATEMENT DATA:
Revenues	$ 180,056	$ 191,078	$ 193,038
Operating Income	129,160	139,604	122,836
Net Income	$ 115,669	$ 134,479	$ 118,175